Franchising and Marketing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Franchising and Marketing Activities [Abstract]
Number of Franchised and Company Owned Outlets in Operation
The number of franchised and company owned outlets in operation are as follows:

	(Unaudited) As of December 31,
	2011	2010	2009
Franchised:
Century 21®	7,475	7,955	7,711
ERA®	2,364	2,488	2,621
Coldwell Banker®	2,485	2,583	2,648
Coldwell Banker Commercial®	175	181	212
Sotheby’s International Realty®	573	531	470
Better Homes and Gardens® Real Estate	210	201	103
	13,282	13,939	13,765
Company Owned:
ERA®	10	11	11
Coldwell Banker®	649	669	676
Sotheby’s International Realty®	30	31	36
Corcoran®/Other	35	35	35
	724	746	758

Changes in the Number of Franchised and Company Owned Outlets
The number of franchised and company owned outlets (in the aggregate) changed as follows:

	(Unaudited) For the Year Ended December 31,
	2011	2010	2009
Franchised:
Beginning balance	13,939	13,765	14,794
Additions	335	1,269	452
Terminations	(992)	(1,095)	(1,481)
Ending Balance	13,282	13,939	13,765
Company Owned:
Beginning balance	746	758	835
Additions	10	20	7
Closures	(32)	(32)	(84)
Ending Balance	724	746	758